Non-current liabilities	12 Months Ended
Dec. 31, 2019
Non-current liabilities.
Non-current liabilities

13. Non-current liabilities

(a) Borrowings

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Innovation credit	7,191	5,164
Accrued interest on innovation credit	3,124	2,351
Convertible loans	2,473	1,783
Accrued interest on convertible loans	264	88
Total borrowings	13,052	9,386
Current portion	(343)	—
	12,709	9,386

Innovation credit (“Innovatiekrediet”)

On June 1, 2012, ProQR was awarded an Innovation credit by the Dutch government, through its agency RVO of the Ministry of Economic Affairs, for the Company’s cystic fibrosis program. Amounts were drawn under this facility in the course of the years 2013 through 2017. The credit covers 35% of the costs incurred in respect of the program up to € 5,000,000.

The credit is interest-bearing at a rate of 10% per annum. In October 2018 ProQR received a conditional waiver of the € 5,000,000 Innovation credit. Consequently, the repayment of the total loan of € 8,085,000 including interest, will be waived if conditions are met, which will be reviewed annually for 3 years.

On December 10, 2018 ProQR was awarded an Innovation credit for the sepofarsen program. Amounts will be drawn under this facility from 2018 through 2021. The credit of € 4,755,000 through December 31, 2021 will be used to conduct the Phase 2/3 clinical study and efforts to obtain regulatory and ethical market approval (NDA/MAA) of sepofarsen for LCA10, of which € 2,230,000 had been received at December 31, 2019. The credit, including accrued interest of 10% per annum, is repayable depending on obtaining market approval.

The assets which are co-financed with the granted innovation credits are subject to a right of pledge for the benefit of RVO.

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. in 2017,  2018 and 2019 and are interest-bearing at an average rate of 8% per annum. They are convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 – 36 months in equal quarterly terms.

In March 2018, the Company entered into a convertible loan (the “Loan”), pursuant to which we borrowed an aggregate of €  260,000 from the lender. The loan bears interest at a rate of 3% per annum. The outstanding principal and interest under the Loan is convertible into a variable number of ordinary shares at the option of the holder in case financing criteria are met. If these criteria are not met on or before March 1, 2022, the outstanding amount will be fully converted into our ordinary shares.